Employee benefits (Tables)	12 Months Ended
Dec. 31, 2015
Schedule Of Allocation Of Plan Assets Table Text Block
	Minimum allotment	Maximum allotment
Equity	-%	70%
Debt securities	-%	100%
Cash and cash equivalents	-%	100%

(In thousands)	2015	2014
Obligations of the U.S. Government and its agencies	$165,960	$210,549
Corporate bonds and debentures	79,175	50,708
Equity securities	218,894	241,458
Index fund - equity	32,540	27,888
Foreign commingled trust fund	79,046	89,664
Foreign index fund	26,835	29,643
Commodity fund	10,016	13,480
Mortgage-backed securities	16,315	12,913
Private equity investments	400	546
Cash and cash equivalents	13,540	18,834
Accrued investment income	1,693	1,557
Total assets	$644,414	$697,240

	2015				2014
(In thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Obligations of the U.S. Government and its agencies	$-	$165,960	$-	$165,960	$-	$210,549	$-	$210,549
Corporate bonds and debentures	-	79,175	-	79,175	-	50,708	-	50,708
Equity securities	218,894	-	-	218,894	241,458	-	-	241,458
Index fund - equity	32,540	-	-	32,540	27,888	-	-	27,888
Foreign commingled trust fund	-	79,046	-	79,046	-	89,664	-	89,664
Foreign index fund	-	26,835	-	26,835	-	29,643	-	29,643
Commodity fund	-	10,016	-	10,016	-	13,480	-	13,480
Mortgage-backed securities	-	16,315	-	16,315	-	12,913	-	12,913
Private equity investments	-	-	400	400	-	-	546	546
Cash and cash equivalents	13,540	-	-	13,540	18,834	-	-	18,834
Accrued investment income	-	-	1,693	1,693	-	-	1,557	1,557
Total assets	$264,974	$377,347	$2,093	$644,414	$288,180	$406,957	$2,103	$697,240

Schedule Of Effect Of Significant Unobservable Inputs Changes In Plan Assets Table Text Block
(In thousands)	2015	2014
Balance at beginning of year	$2,103	$2,562
Actual return on plan assets:
Change in unrealized (loss) gain relating to instruments still held at the reporting date	-	(459)
Purchases, sales, issuance, settlements, paydowns and maturities (net)	(10)	-
Balance at end of year	$2,093	$2,103

Schedule Of Information Popular Inc Shares Of Common Stock Held By The Plans [Table Text Block]
	2015	2014
Shares of Popular, Inc. common stock	275,996	274,572
Fair value of shares of Popular, Inc. common stock	$7,821,713	$9,349,177
Dividends paid on shares of Popular, Inc. common stock held by the plan	$41,399	$-

Schedule Of Aggregate Status Of The Plans And The Amounts Recognized In The Consolidated Financial Statements [Table Text Block]
	Pension plan		Benefit restoration plans
(In thousands)	2015	2014	2015	2014
Change in benefit obligation:
Benefit obligation at beginning of year	$777,815	$653,396	$42,664	$36,096
Interest cost	29,613	29,844	1,630	1,659
Actuarial (gain) loss	(34,538)	131,610	(1,738)	6,238
Benefits paid	(36,750)	(37,035)	(1,783)	(1,329)
Benefit obligation at end of year	$736,140	$777,815	$40,773	$42,664
Change in fair value of plan assets:
Fair value of plan assets at beginning of year	$662,765	$671,299	$34,475	$34,183
Actual return on plan assets	(13,732)	28,501	(734)	1,570
Employer contributions	-	-	173	51
Benefits paid	(36,750)	(37,035)	(1,783)	(1,329)
Fair value of plan assets at end of year	$612,283	$662,765	$32,131	$34,475
Amounts recognized in accumulated other comprehensive loss:
Net loss	$294,792	$289,233	$13,699	$13,588
Accumulated other comprehensive loss (AOCL)	$294,792	$289,233	$13,699	$13,588
Reconciliation of net (liabilities) assets:
Net (liabilities) assets at beginning of year	$(115,050)	$17,903	$(8,189)	$(1,912)
Amount recognized in AOCL at beginning of year, pre-tax	289,233	147,677	13,588	6,928
Amount prepaid at beginning of year	174,183	165,580	5,399	5,016
Net periodic benefit income (cost)	(3,248)	8,603	(515)	332
Contributions	-	-	173	51
Amount prepaid at end of year	170,935	174,183	5,057	5,399
Amount recognized in AOCL	(294,792)	(289,233)	(13,699)	(13,588)
Net (liabilities) assets at end of year	$(123,857)	$(115,050)	$(8,642)	$(8,189)

Schedule Of Breakdown Of Pension And Restoration Plans Assets And Liabilities [Table Text Block]
	Pension plan		Benefit restoration plans
(In thousands)	2015	2014	2015	2014
Current liabilities	$-	$-	$173	$173
Non-current liabilities	123,857	115,050	8,469	8,016

Schedule Of Accumulated Benefit Obligations In Excess Of Fair Value Of Plan Assets Table Text Block
	Pension plan		Benefit restoration plans
(In thousands)	2015	2014	2015	2014
Projected benefit obligation	$736,140	$777,815	$40,773	$42,664
Accumulated benefit obligation	736,140	777,815	40,773	42,664
Fair value of plan assets	612,283	662,765	32,131	34,475

Schedule Of Actuarial Assumptions Used To Determine The Benefit Obligation [Table Text Block]
	Pension plan		Tax qualified restoration plans		Benefit restoration plans
	2015	2014	2015	2014	2015	2014
Discount rate	4.27%	3.90%	4.23%	3.90%	4.20%	3.90%

Schedule of Assumptions Used [Table Text Block]
	Pension plan			Benefit restoration plans
	2015	2014	2013	2015	2014	2013
Discount rate	3.90%	4.70%	3.80%	3.90%	4.70%	3.80%
Expected return on plan assets	7.00%	7.25%	7.25%	7.00%	7.25%	7.25%

Schedule Of Employer Contribution To Benefit Plan [Table Text Block]
(In thousands)	2016
Pension plan	$-
Benefit restoration plans	$173

Schedule Of Changes In Accumulated Postemployment Benefit Obligations Table Text Block
(In thousands)	2015	2014
Change in benefit obligation:
Benefit obligation at beginning of the year	$161,818	$145,732
Service cost	1,470	1,457
Interest cost	6,356	6,846
Benefits paid	(5,360)	(5,688)
Actuarial loss	1,715	$13,471
Benefit obligation end of year	$165,999	161,818
Amounts recognized in accumulated other comprehensive loss:
Net prior service cost	$(11,070)	$(14,870)
Net loss	26,536	25,817
Accumulated other comprehensive loss	$15,466	$10,947
Reconciliation of net liability:
Net liability at beginning of year	$(161,818)	$(145,732)
Amount recognized in accumulated other comprehensive loss at beginning of year, pre-tax	10,947	(6,324)
Amount accrued at beginning of year	(150,871)	(152,056)
Net periodic benefit cost	(5,022)	(4,503)
Contributions	5,360	5,688
Amount accrued at end of year	(150,533)	(150,871)
Amount recognized in accumulated other comprehensive loss	(15,466)	(10,947)
Net liability at end of year	$(165,999)	$(161,818)

Schedule Of Breakdown Postretirement Health Care Benefit Plan Liabilities [Table Text Block]

(In thousands)	2015	2014
Current liabilities	$6,417	$5,820
Non-current liabilities	159,582	155,998

Schedule Of Discount Rate Assumed Health Care Cost Trend Rates Used To Determined The Benefit Obligation And Net Periodic Benefit Cost [Table Text Block]
To determine benefit obligation at year ended December 31:	2015	2014
Discount rate	4.37%	4.00%
Initial health care cost trend rate	6.50%	7.00%
Ultimate health care cost trend rate	5.00%	5.00%
Year that the ultimate trend rate is reached	2019	2019

To determine net periodic benefit cost for the year ended December 31:	2015	2014	2013
Discount rate	4.00%	4.80%	3.80%
Initial health care cost trend rate	7.00%	7.50%	6.50%
Ultimate health care cost trend rate	5.00%	5.00%	5.00%
Year that the ultimate trend rate is reached	2019	2019	2016

Schedule Of Effect Of One Percentage Point Change In Assumed Health Care Cost Trend Rates [Table Text Block]
	December 31, 2015
	1-percentage point	1-percentage point
(In thousands)	increase	decrease
Effect on total service cost and interest cost components for the year ended	$369	$(474)
Effect on accumulated postretirement benefit obligation at year end	$5,307	$(5,760)

Pension Plans, Defined Benefit [Member]
Schedule Of Defined Benefit Plan Amounts Recognized In Other Comprehensive Income Loss Table Text Block
(In thousands)	Pension plan		Benefit restoration plans
	2015	2014	2015	2014
Accumulated other comprehensive loss at beginning of year	$289,233	$147,677	$13,588	$6,928
Increase (decrease) in AOCL:
Recognized during the year:
Amortization of actuarial losses	(17,860)	(8,074)	(1,244)	(431)
Occurring during the year:
Net actuarial (gains) losses	23,419	149,630	1,355	7,091
Total (decrease) increase in AOCL	5,559	141,556	111	6,660
Accumulated other comprehensive loss at end of year	$294,792	$289,233	$13,699	$13,588

Schedule Of Net Periodic Benefit Cost Not Yet Recognized Table Text Block
(In thousands)	Pension plan	Benefit restoration plans
Net actuarial loss	$19,520	$1,327

Schedule Of Expected Benefit Payments Table Text Block
(In thousands)	Pension plan	Benefit restoration plans
2016	$37,797	$1,838
2017	38,467	2,014
2018	39,114	2,131
2019	39,803	2,309
2020	40,410	2,357
2021 - 2025	208,919	12,350

Schedule of Net Funded Status
	Pension Plan		Benefit Restoration Plan
(In thousands)	2015	2014	2015	2014
Benefit obligation at end of year	$(736,140)	$(777,815)	$(40,773)	$(42,664)
Fair value of plan assets at end of year	612,283	662,765	32,131	34,475
Funded status at year end	$(123,857)	$(115,050)	$(8,642)	$(8,189)

Schedule Of Net Benefit Costs Table Text Block
	Pension plan			Benefit restoration plans
(In thousands)	2015	2014	2013	2015	2014	2013
Interest cost	$29,613	$29,844	$27,863	$1,630	$1,659	$1,493
Expected return on plan assets	(44,225)	(46,521)	(43,216)	(2,359)	(2,422)	(2,167)
Recognized net actuarial loss	17,860	8,074	21,452	1,244	431	1,330
Net periodic benefit (credit) cost	$3,248	$(8,603)	$6,099	$515	$(332)	$656

Other Postretirement Benefit Plans Defined Benefit [Member]
Schedule Of Defined Benefit Plan Amounts Recognized In Other Comprehensive Income Loss Table Text Block
(In thousands)	2015	2014
Accumulated other comprehensive (income) loss at beginning of year	$10,947	$(6,324)
Increase (decrease) in accumulated other comprehensive loss :
Recognized during the year:
Prior service credit	3,800	3,800
Amortization of actuarial losses	(996)	-
Occurring during the year:
Net actuarial (gains) losses	1,715	13,471
Total increase (decrease) in accumulated other comprehensive loss	4,519	17,271
Accumulated other comprehensive (income) loss at end of year	$15,466	$10,947

Schedule Of Net Periodic Benefit Cost Not Yet Recognized Table Text Block
(In thousands)	2016
Net prior service credit	$(3,800)
Net actuarial loss	$1,099

Schedule Of Accumulated Benefit Obligations In Excess Of Fair Value Of Plan Assets Table Text Block
(In thousands)	2015	2014
Projected benefit obligation	$165,999	$161,818
Accumulated benefit obligation	165,999	161,818
Fair value of plan assets	-	-

Schedule Of Expected Benefit Payments Table Text Block
(In thousands)
2016	$6,417
2017	6,739
2018	7,054
2019	7,357
2020	7,632
2021 - 2025	42,234

Schedule of Net Funded Status
(In thousands)	2015	2014
Benefit obligation at end of year	$(165,999)	$(161,818)
Fair value of plan assets at end of year	-	-
Funded status at year end	(165,999)	(161,818)

Schedule Of Net Benefit Costs Table Text Block
(In thousands)	2015	2014	2013
Service cost	$1,470	$1,457	$2,257
Interest cost	6,356	6,846	6,848
Amortization of prior service credit	(3,800)	(3,800)	-
Recognized net actuarial loss (gain)	996	-	1,892
Net periodic benefit cost	$5,022	$4,503	$10,997